SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Amount of RSUs and PSUs
Unvested as of December 31, 2018 | shares	1,721,620
Granted | shares	918,850
Vested | shares	(586,076)
Forfeited | shares	(94,750)
Unvested as of December 31, 2019 | shares	1,959,644
Weighted average grant date fair value
Unvested as of December 31, 2018 | $ / shares	$ 56.15
Granted | $ / shares	119.93
Vested | $ / shares	57.00
Forfeited | $ / shares	72.85
Unvested as of December 31, 2019 | $ / shares	$ 85.00